Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	ALPINE INCOME TRUST
CIK	dei_EntityCentralIndexKey	0001194319
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Alpine Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section Alpine Municipal Money Market Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The investment objective of Alpine Municipal Money Market Fund (the “Municipal Money Market Fund”) is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Municipal Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Municipal Money Market Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Municipal Money Market Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Municipal Money Market Fund is managed to seek attractive yields and seeks to maintain a stable share price of $1.00. The Municipal Money Market Fund invests in a variety of high-quality, short-term municipal securities. Under normal circumstances, the Municipal Money Market Fund will invest at least 80% of its net assets in municipal obligations the income from which is exempt from federal income tax other than the federal alternative minimum tax (“AMT”). These obligations include high quality, short-term debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities.

As a money market fund, the Municipal Money Market Fund complies with Securities and Exchange Commission (the “SEC”) rules relating to the quality, maturity, liquidity and diversification of its portfolio investments that are designed to promote price stability.

The Municipal Money Market Fund may invest, without limitation, in municipal obligations whose interest is a tax-preference item for purposes of the AMT. If this is the case, the Municipal Money Market Fund’s net return to those investors may be lower than to investors not subject to AMT. The Municipal Money Market Fund may also invest its assets in the securities of other investment companies to the extent permitted by the Investment Company Act of 1940, as amended.

Risk, Heading	rr_RiskHeading	Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Municipal Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Municipal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Municipal Money Market Fund.

• Credit Risk — The credit quality and liquidity of the Municipal Money Market Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Municipal Money Market Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Municipal Money Market Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from federal tax consistent changes in interest rates.

• Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

• Liquidity Risk — Some securities held by the Municipal Money Market Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Municipal Money Market Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Municipal Money Market Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Municipal Money Market Fund to under perform when compared to other funds with preservation of capital similar investment goals.

• Market Risk — The price of a security held by the Municipal Money Market Fund may fall due to changing market, economic or political conditions.

• Municipal Securities Concentration Risk — From time to time the Municipal Money Market Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Municipal Money Market Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Municipal Money Market Fund’s investment performance.

• Municipal Securities Risk — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s tax-exempt status, the Municipal Money Market Fund and its shareholders could be subject to substantial tax liabilities.

• Redemption Risk — The Municipal Money Market Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Municipal Money Market Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Municipal Money Market Fund’s ability to maintain a $1.00 share price. In addition, the Municipal Money Market Fund may suspend redemptions when permitted by applicable regulations.

• Regulatory Risk — The SEC recently amended the rules governing money market funds. In addition, the SEC continues to review the regulation of such funds. Any further changes by the SEC or additional legislative developments may affect the Alpine Municipal Money Market Fund’s operations, investment strategies, performance and yield.

• Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

May Lose Money	rr_RiskLoseMoney	Although the Municipal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Municipal Money Market Fund.
Money Market Fund	rr_RiskMoneyMarketFund	Although the Municipal Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Municipal Money Market Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Municipal Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Municipal Money Market Fund has performed and provides some indication of the risks of investing in the Municipal Money Market Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Municipal Money Market Fund for full calendar years. The table below it compares the performance of the Municipal Money Market Fund over time to the Municipal Money Market Fund’s benchmark. The Adviser may waive a portion of its fees from time to time. Investment performance reflects the waiver of certain fees. Without the waiver of fees, the Municipal Money Market Fund’s yield and total return would have been lower. Waivers are voluntary and may be discontinued at any time. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) does not indicate how the Municipal Money Market Fund will perform in the future. Updated performance is available on the Municipal Money Market Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Municipal Money Market Fund has performed and provides some indication of the risks of investing in the Municipal Money Market Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Municipal Money Market Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 Each Year Institutional Class
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best and Worst Quarter Results During the periods shown in the Chart for the Fund

Best Quarter		Worst Quarter
0.93%	9/30/2007	0.02%	12/31/11

The 7-day yield for the period ended December 31, 2011 for the Municipal Money Market Fund was 0.09%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2011)
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Municipal Money Market Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578.

Money Market, Seven Day Yield Caption	rr_MoneyMarketSevenDayYieldCaption	7-day yield for the period ended December 31, 2011 for the Municipal Money Market Fund
7-Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-785-5578
7-Day Yield	rr_MoneyMarketSevenDayYield	0.09%
Alpine Municipal Money Market Fund | Lipper Tax-Exempt Money Market Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.99%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2002
Alpine Municipal Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMUXX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	40
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	156
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	283
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	653
2003	rr_AnnualReturn2003	1.11%
2004	rr_AnnualReturn2004	1.19%
2005	rr_AnnualReturn2005	2.46%
2006	rr_AnnualReturn2006	3.43%
2007	rr_AnnualReturn2007	3.65%
2008	rr_AnnualReturn2008	2.67%
2009	rr_AnnualReturn2009	0.76%
2010	rr_AnnualReturn2010	0.21%
2011	rr_AnnualReturn2011	0.15%
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 05, 2002
Alpine Ultra Short Tax Optimized Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Summary Section Alpine Ultra Short Tax Optimized Income Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Alpine Ultra Short Tax Optimized Income Fund (the “Ultra Short Fund”) is to seek high after-tax current income consistent with preservation of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the pay if you buy and hold shares of the Ultra Short Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Ultra Short Fund’s Class A Shares. More information about these and other discounts is available from your financial professional and in the Ultra Short Fund’s prospectus and statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Ultra Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating expenses or in the example, affect the Ultra Short Fund’s performance. During the fiscal year ended October 31, 2011, the Ultra Short Fund’s portfolio turnover rate was 174% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	174.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in the Ultra Short Fund's Class A Shares.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	250,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Ultra Short Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ultra Short Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultra Short Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Fund invests its assets in a combination of municipal obligations that pay interest that is free from U.S. federal income tax (other than federal alternative minimum tax (“AMT”)) and taxable debt obligations. Under normal circumstances, the Ultra Short Fund will invest at least 80% of its net assets in tax-exempt obligations. The taxable debt obligations in which the Ultra Short Fund may invest include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, U.S. corporate debt obligations, mortgage-related and asset-backed securities and money market instruments. In managing the Ultra Short Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. It is expected that the Ultra Short Fund’s average portfolio maturity, at the time of investment, will range from 30 days to three years depending on market conditions. The obligations in which the Ultra Short Fund invests must, at the time of purchase, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser.

In managing the Ultra Short Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Ultra Short Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Ultra Short Fund. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Ultra Short Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. The Adviser closely monitors the Ultra Short Fund’s portfolio and makes adjustments as necessary. The Adviser expects that the Ultra Short Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Tax Optimized Strategy. The Ultra Short Fund attempts to achieve high after-tax returns, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. Through a variety of tax-efficient strategies, the Adviser seeks to limit the portion of the Ultra Short Fund’s distributions that will be taxable as ordinary income. The Ultra Short Fund typically will sell portfolio securities when the Adviser believes that the anticipated performance benefit justifies the resulting tax liability.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Ultra Short Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. It is possible to lose money by investing in the Ultra Short Fund. By itself, the Ultra Short Fund does not constitute a balanced investment program.

• Credit Risk — The credit quality and liquidity of the Ultra Short Fund’s investments in municipal obligations and other debt securities may be dependent in part on the credit quality of third parties, such as banks and other financial institutions, which provide credit and liquidity enhancements to the Ultra Short Fund’s investments. Adverse changes in the credit quality of these third parties could cause losses to a Fund and affect its share price.

• Derivative Securities Risk — The Ultra Short Fund may invest in municipal derivative securities which are subject to structural risks that could cause the Ultra Short Fund to receive taxable income or to lose money.

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of the securities held by the Ultra Short Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

• Liquidity Risk — Some securities held by the Ultra Short Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Ultra Short Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Ultra Short Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s security selections and other investment decisions might produce losses or cause the Ultra Short Fund to under perform when compared to other funds with similar investment goals.

• Market Risk — The price of a security held by the Ultra Short Fund may fall due to changing market, economic or political conditions.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Mortgage Related and Asset Backed Securities Risk — These securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the owner. This could reduce the Ultra Short Fund’s share price and its income distributions.

• Municipal Securities Risk — Municipal securities include revenue bonds, general obligation bonds and municipal lease obligations. Revenue bonds include private activity bonds, which are not payable from the general revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. To the extent that the Fund’s assets are invested in private activity bonds, the Fund will be subject to the particular risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than if its assets were not so invested. Municipal securities also include moral obligation bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to pay its debts from current revenues, it may draw on a reserve fund the restoration of which is a moral but not a legal obligation of the state or municipality which created the issuer. Municipal lease obligations are not guaranteed by the issuer and are generally less liquid than other securities. Municipal lease obligations also are subject to the risk that the municipality will not appropriate funds for lease payments.

There may be less information available on the financial condition of issuers of municipal securities than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. In addition, municipal securities are subject to the risk that their tax treatment could be changed by the U.S. Congress or state legislatures, thereby affecting the value of outstanding municipal securities.

• Tax Risk — Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some municipal obligations taxable. Additionally, maximizing after-tax income may require trade-offs that reduce pre-tax income. The Ultra Short Fund’s tax-efficient strategies may reduce the taxable income of the Ultra Short Fund’s shareholders, but will not eliminate it. There can be no assurance that taxable distributions can always be avoided or that the Ultra Short Fund will achieve its investment objective.

• Variable Rate Demand Obligations Risk — Variable rate demand obligations are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

May Lose Money	rr_RiskLoseMoney	It is possible to lose money by investing in the Ultra Short Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Ultra Short Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below show how the Ultra Short Fund has performed and provides some indication of the risks of investing in the Ultra Short Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Ultra Short Fund for full calendar years. Both Institutional Class and Class A Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Ultra Short Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table below compares the Ultra Short Fund’s performance over time to the Ultra Short Fund’s benchmarks. The chart and table assume reinvestment of dividends and distributions. Past performance (before and after taxes) does not indicate how the Ultra Short Fund will perform in the future. Updated performance is available on the Ultra Short Fund’s website at www.alpinefunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show how the Ultra Short Fund has performed and provides some indication of the risks of investing in the Ultra Short Fund by showing how its performance has varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-785-5578
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpinefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not indicate how the Ultra Short Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 Each Year Institutional Class
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The Ultra Short Fund's sales load is not reflected in the bar chart, if it were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
2.47%	6/30/03	(0.58)%	6/30/04

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.58%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ending December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Explains why after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Ultra Short Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Effective October 12, 2007, the Ultra Short Fund’s Class A shares began imposing a maximum sales charge of 0.50% on purchases.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

Alpine Ultra Short Tax Optimized Income Fund | Lipper Short Municipal Debt Funds Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2002
Alpine Ultra Short Tax Optimized Income Fund | Barclays Capital Municipal 1 Year Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	3.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2002
Alpine Ultra Short Tax Optimized Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATOAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.88%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	164
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	369
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	618
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,331
Alpine Ultra Short Tax Optimized Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ATOIX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.63%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	89
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	242
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	436
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	995
2003	rr_AnnualReturn2003	4.26%
2004	rr_AnnualReturn2004	1.74%
2005	rr_AnnualReturn2005	2.15%
2006	rr_AnnualReturn2006	4.08%
2007	rr_AnnualReturn2007	4.15%
2008	rr_AnnualReturn2008	3.58%
2009	rr_AnnualReturn2009	3.27%
2010	rr_AnnualReturn2010	1.30%
2011	rr_AnnualReturn2011	1.91%
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	2.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2002
Alpine Ultra Short Tax Optimized Income Fund | Institutional Class | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2002
Alpine Ultra Short Tax Optimized Income Fund | Institutional Class | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 06, 2002

[1]	The Lipper Tax Exempt Money Market Funds Average reflects a return from December 31, 2002 through December 31, 2011.
[2]	The Lipper Short Municipal Debt Funds Average reflects a return from December 31, 2002 through December 31, 2011.
[3]	The 0.50% sales charge may be waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Ultra Short Fund's distributor, and for purchases of $250,000 or greater.
[4]	Effective December 1, 2009, Alpine Woods Capital Investors, LLC (the "Adviser") has agreed contractually to waive its fees and to absorb expenses of the Ultra Short Fund to the extent necessary to ensure that ordinary operating expenses (including 12b-1 fees, where applicable, but excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 0.95% of the Ultra Short Fund's Class A Shares average net assets and 0.70% of the Institutional Class average net assets. Subject to annual approval by the Board of Trustees of the Alpine Income Trust (the "Board of Trustees"), this arrangement will remain in effect until at least February 28, 2013. Prior to December 1, 2009, the expense cap was 0.85% and 0.60%, respectively. "Total Annual Operating Expenses after Fee Waiver and/or Expense Reimbursements" have been restated to reflect the current expense cap.